REVENUES - Remaining Performance Obligations (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Services Segment | Construction operations
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 5.7	$ 7.5
Infrastructure Services Segment | Nuclear technology services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 9.2	9.3
Remaining performance obligation, expected timing of satisfaction period (in years)	10 years
Infrastructure Services Segment | Dealer software and technology services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 2.5
Remaining performance obligation, expected timing of satisfaction period (in years)	5 years
Industrials | Water and wastewater operations
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 10.4	$ 8.9
Revenue, Remaining Performance Obligation, Average Remaining Term		23 years